Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2022
Supplemental Cash Flow Information
Disclosure of currency exposure
	At June 30 2022	At December 31 2021
Financial assets
US$ bank accounts	$10	$569
Financial liabilities
Accounts payable	(34)	(160)
	$(24)	$409

Disclosure of company's contractual obligations
	Within 1 year	2 to 3 years	Over 3 years	At June 30 2022	At December 31 2021
Accounts payable and accrued liabilities	$1,894	$-	$-	$1,894	$1,888
Quebec flow-through expenditure requirements	3,992	-	-	3,992	7,290
Undiscounted lease payments	249	346	-	595	622
Total	$6,135	$346	$-	$6,481	$9,800

Disclosure of Financial assets and liabilities
	At June 30, 2022			At December 31, 2021
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$12,361	$-	$12,361	$3,259	$-	$3,259
Marketable securities	-	439	439	-	605	605
Deposits	25	-	25	243	-	243
Accounts receivable	358	-	358	372	-	372
Total financial assets	12,744	439	13,183	3,874	605	4,479
Accounts payable and accrued liabilities	1,894	-	1,894	1,888	-	1,888
Total financial liabilities	$1,894	$-	$1,894	$1,888	$-	$1,888

Disclosure of financial instruments fair value
	At June 30, 2022		At December 31, 2021
	Level 1	Level 2	Level 1	Level 2(1)
Marketable securities	439	-	282	323